                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7398

              Van Kampen Pennsylvania Value Municipal Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/06

Item 1. Reports to Shareholders.

The Trust's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Pennsylvania Value Municipal Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of April 30, 2006.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/06

PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST
SYMBOL: VPV
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (4/30/93)            6.59%          5.46%

10-year                              7.18           7.21

5-year                               7.09           6.77

1-year                               1.53          -2.13

6-month                              1.55          -1.07
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Pennsylvania Municipal Bond Index is a broad-based statistical composite of Pennsylvania municipal bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

MARKET CONDITIONS

The economy continued to grow during the six-month period ended April 30, 2006, demonstrating some resiliency in the face of rising oil and other commodity prices, the Gulf Coast hurricanes, and emerging weakness in the housing market. This expansion was more modest in the final months of 2005, but gained considerable momentum in the first quarter.

Against the backdrop of growth and good employment data, the Federal Open Market Committee (the "Fed") continued raising the federal funds target rate during the period, implementing four additional increases of 25 basis points each. These moves brought the target rate to 4.75 percent. The final hike of the period represented the fifteenth consecutive increase--the longest stretch of increases in 25 years. As the period came to a close, market observers speculated about the Fed's near-term intentions, given the central bank's view that although longer-term inflation currently appeared contained, commodity prices could amplify inflationary pressures.

Returns across the municipal bond market varied significantly. As investors sought income opportunities, lower rated bonds outpaced investment-grade bonds by a wide margin. Long-term bonds earned the best returns, broadly speaking, while bonds in the three-to-seven year range posted the most muted gains.

Municipal bond issuance was robust during the final months of 2005. (In fact, 2005 marked a record high for municipal bond volume.) The tide changed in 2006, however. As rising rates discouraged issuers from refinancing debt, national municipal issuance dropped by approximately 25 percent in the first four months of the year versus the same period in 2005. While supply ebbed, the market's appetite for municipal bonds remained strong, with particularly heavy demand from high yield municipal bond funds.

Within the Commonwealth of Pennsylvania, issuance did not drop as sharply as the national average in 2006. Higher education and school district bonds were particularly well represented in the state's bond market. Pennsylvania has enjoyed good economic recovery trends, including recent growth in job creation. Growth in personal income tax revenues has also been strong. However, Medicaid spending continues to be a concern, and an economic stimulus package is expected to drive the state's debt level considerably higher.

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis and on a market price basis, the trust underperformed its benchmark index, the Lehman Brothers Pennsylvania Municipal Bond Index.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

------------------------------------------------------------
                                   LEHMAN BROTHERS
      BASED ON     BASED ON     PENNSYLVANIA MUNICIPAL
        NAV      MARKET PRICE         BOND INDEX

       1.55%        -1.07%              1.65%
------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive, which reduced the benefits of the trust's leverage activities.

Throughout the period, we managed the trust according to a long-term "buy and hold" discipline anchored by rigorous research. We sought high quality bonds with attractive return potential and good liquidity. (Liquid securities are those for which there is a robust market of purchasers and sellers.)

The trust maintained a high credit quality, with nearly 80 percent of bonds rated AA or higher as of April 30, 2006. While adhering to our quality-driven discipline, we sought opportunities to enhance the portfolio's yield. For example, we boosted the trust's stake in BBB rated tobacco revenue bonds. Our decision to increase tobacco bond exposure reflected our analytical findings of strong tobacco industry fundamentals and an improving litigation environment. We also added inverse floating rate securities.

The trust benefited from its emphasis on bonds with long maturities, as this segment of the market outperformed overall. Our sales focused on bonds with shorter maturities, generally those with maturities of 10 years or less, including pre-refunded bonds. We invested these assets, along with proceeds from bonds which were called by their issuers, in longer-term issues. These purchases reflected our preferences for bonds with maturities of 20 years and longer, and defensive structures.

Additionally, reflecting the view that interest rates would continue to rise, with longer-term rates advancing less rapidly, we kept the trust's duration shorter than its benchmark's. (Duration is a measure of interest rate sensitivity.) This posture proved advantageous during the period.

The trust's portfolio was well-represented across the major sectors of the municipal bond market, with a focus on essential services. Higher education, general purpose, hospital, public education and water and sewer represented the largest sector weightings as of the close of the period.

During the reporting period, Van Kampen Pennsylvania Quality Municipal Trust, Trust for Investment Grade Pennsylvania and Van Kampen Advantage Pennsylvania Municipal Income Trust were merged into Van Kampen Pennsylvania Value Municipal Income Trust.

VPV's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the trust in the future.

TOP FIVE SECTORS AS OF 4/30/2006            RATINGS ALLOCATION AS OF 4/30/06
Higher Education              20.1%         AAA/Aaa                        66.9%
General Purpose               13.9          AA/Aa                           12.4
Hospital                         13.6       A/A                              7.8
Public Education              10.5          BBB/Baa                         10.1
Water & Sewer                  7.5          Non-Rated                        2.8

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.
 4

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           MUNICIPAL BONDS  157.5%
           PENNSYLVANIA  150.5%
$ 3,000    Allegheny Cnty, PA Arpt Auth Pittsburgh Intl
           Arpt Rfdg (AMT) (FGIC Insd)..................... 5.750%   01/01/18   $   3,147,330
  2,000    Allegheny Cnty, PA Higher Ed Bldg Carnegie
           Mellon Univ..................................... 5.125    03/01/32       2,056,220
  2,750    Allegheny Cnty, PA Higher Ed Bldg Carnegie
           Mellon Univ..................................... 5.250    03/01/32       2,862,640
  1,360    Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys
           Ser A (MBIA Insd)............................... 6.500    11/15/30       1,515,897
  3,145    Allegheny Cnty, PA Hosp Dev Auth Rev OH Vly Gen
           Hosp Proj Ser A................................. 5.125    04/01/35       3,113,959
  3,000    Allegheny Cnty, PA Port Auth Spl Rev Trans (FGIC
           Insd)........................................... 5.000    03/01/29       3,067,620
  2,000    Allegheny Cnty, PA Port Auth Spl Rev Trans
           (Prerefunded @ 03/01/09) (MBIA Insd)............ 6.000    03/01/24       2,139,340
  1,300    Allegheny Cnty, PA Redev Auth Tax Increment Rev
           Robinson Mall Proj Ser A........................ 7.000    11/01/17       1,394,848
    680    Allegheny Cnty, PA Residential Fin Auth Mtg Rev
           Single Family (AMT) (GNMA Collateralized)....... 7.100    05/01/24         680,857
    475    Allegheny Cnty, PA Residential Fin Auth Mtg Rev
           Single Family Ser II-1 (AMT) (GNMA
           Collateralized)................................. 5.800    05/01/21         491,539
    640    Allegheny Cnty, PA Residential Fin Auth Mtg Rev
           Single Family Ser II-2 (AMT) (GNMA
           Collateralized)................................. 5.800    11/01/20         662,547
  3,855    Allegheny Cnty, PA Residential Fin Auth Mtg Rev
           Single Family Ser KK-2 (AMT) (GNMA
           Collateralized) (a)............................. 5.750    05/01/33       3,952,609
  1,515    Allegheny Cnty, PA Residential Fin Auth Mtg Rev
           Single Family Ser MM (AMT) (GNMA
           Collateralized)................................. 5.200    05/01/33       1,528,377
  1,000    Allegheny Cnty, PA Residential Fin Auth Mtg Rev
           Single Family Ser RR (AMT) (GNMA
           Collateralized)................................. 4.750    11/01/25         974,550
  1,000    Allegheny Cnty, PA San Auth Swr Rev (MBIA
           Insd)........................................... 5.750    12/01/13       1,088,940
    460    Allegheny Cnty, PA San Auth Swr Rev (MBIA
           Insd)........................................... 5.500    12/01/30         492,099
  2,220    Allegheny Cnty, PA San Auth Swr Rev (Prerefunded
           @ 12/01/10) (MBIA Insd)......................... 5.750    12/01/17       2,412,363
  1,830    Allegheny Cnty, PA San Auth Swr Rev (Prerefunded
           @ 12/01/10) (MBIA Insd)......................... 5.750    12/01/18       1,988,569
  3,725    Allegheny Cnty, PA San Auth Swr Rev Ser A Rfdg
           (MBIA Insd)..................................... 5.000    12/01/30       3,861,298
  1,440    Bensalem Twp, PA (MBIA Insd) (b)................ 5.000    06/01/25       1,503,173
  1,515    Bensalem Twp, PA (MBIA Insd) (b)................ 5.000    06/01/26       1,578,963
  1,335    Bentworth, PA Sch Dist Ser B (FSA Insd) (c)..... 5.000    03/15/28       1,385,009
  1,695    Berks Cnty, PA Muni Auth Albright College Proj
           (b)............................................. 5.500    10/01/16       1,784,767
  1,800    Berks Cnty, PA Muni Auth Albright College Proj
           (b)............................................. 5.500    10/01/17       1,891,242
  6,000    Berks Cnty, PA Muni Auth Hosp Rev Reading Hosp &
           Med Ctr Proj (Prerefunded @ 11/01/09) (FSA
           Insd)........................................... 6.000    11/01/29       6,545,640
  4,460    Bethlehem, PA Auth Wtr Gtd (FSA Insd)........... 5.000    11/15/19       4,679,610

 6                                             See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           PENNSYLVANIA (CONTINUED)
$ 1,000    Bradford Cnty, PA Indl Dev Auth Solid Waste Disp
           Rev Intl Paper Ser B Rfdg (AMT)................. 5.200%   12/01/19   $   1,000,770
  1,270    Bucks Cnty, PA Auth Wtr & Swr Rev Swr Sys (AMBAC
           Insd) (b)....................................... 5.375    06/01/16       1,364,704
  1,150    Bucks Cnty, PA Wtr & Swr Rev Neshaminy
           Interceptor Ser A (AMBAC Insd) (b).............. 5.375    06/01/14       1,234,559
  1,215    Bucks Cnty, PA Wtr & Swr Rev Neshaminy
           Interceptor Ser A (AMBAC Insd) (b).............. 5.375    06/01/15       1,304,339
  1,000    Canon McMillan Sch Dist PA Ser B (FGIC Insd).... 5.500    12/01/29       1,061,450
  2,725    Carbon Cnty, PA Indl Dev Auth Panther Creek
           Partn Proj Rfdg (AMT) (LOC: Paribas & Union Bk
           of CA Intl)..................................... 6.650    05/01/10       2,868,008
  1,430    Catasauqua, PA Area Sch Dist (FSA Insd)......... 5.000    02/15/31       1,479,750
  2,100    Catasauqua, PA Area Sch Dist (FSA Insd)......... 5.000    02/15/36       2,163,000
    900    Central Dauphin, PA Sch Dist (MBIA Insd) (c).... 6.000    02/01/19       1,026,603
  5,500    Central Dauphin, PA Sch Dist (FSA Insd)......... 5.000    12/01/19       5,750,965
  1,370    Central Greene, PA Sch Dist Ser B Rfdg (FSA
           Insd) (b)....................................... 5.000    02/15/23       1,431,992
  1,435    Central Greene, PA Sch Dist Ser B Rfdg (FSA
           Insd) (b)....................................... 5.000    02/15/24       1,498,771
  1,000    Chartiers Vly, PA Indl & Coml Dev Auth First Mtg
           Rev Asbury Hlth Ctr Rfdg........................ 6.375    12/01/19       1,034,580
  1,000    Chartiers Vly, PA Indl & Coml Dev Auth First Mtg
           Rev Asbury Hlth Ctr Rfdg........................ 6.375    12/01/24       1,035,840
  3,000    Cheltenham Twp, PA (AMBAC Insd)................. 5.000    01/01/28       3,105,840
  3,555    Chester Cnty, PA Indl Dev Auth Rev Collegium
           Charter Sch Proj Ser A (ACA Insd)............... 5.500    04/15/31       3,677,576
  1,500    Crawford Cnty, PA Hosp Auth Sr Living Fac Rev
           Westbury Utd Methodist Cmnty.................... 6.250    08/15/29       1,538,790
  1,000    Cumberland Cnty, PA Muni Auth Dickinson College
           Ser A (AMBAC Insd).............................. 5.500    11/01/30       1,060,470
  5,000    Dauphin Cnty, PA Genl Auth Hosp Rev Hapsco
           Western PA Hosp Proj B Rfdg (Escrowed to
           Maturity) (MBIA Insd)........................... 6.250    07/01/16       5,648,800
  2,000    Delaware Cnty, PA Auth College Cabrini College
           (Radian Insd)................................... 5.750    07/01/23       2,089,000
  2,295    Delaware Cnty, PA Auth College Neumann College
           Rfdg (b)........................................ 5.875    10/01/21       2,412,068
  2,000    Delaware Cnty, PA Auth College Neumann College
           Rfdg............................................ 6.000    10/01/31       2,089,580
  1,000    Delaware Cnty, PA Auth Rev White Horse Vlg Proj
           Ser A Rfdg (Prerefunded @ 07/01/10)............. 7.625    07/01/30       1,087,690
  1,750    Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac
           (AMT) (FGIC Insd)............................... 6.000    06/01/29       1,861,772
  2,750    Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua
           PA Inc Proj Ser A (AMT) (FGIC Insd)............. 5.000    11/01/37       2,805,687

See Notes to Financial Statements                                              7

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           PENNSYLVANIA (CONTINUED)
$ 9,300    Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua
           PA Inc Proj Ser B (AMT) (FGIC Insd)............. 5.000%   11/01/36   $   9,495,486
  4,000    Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua
           PA Inc Proj Ser C (AMT) (FGIC Insd)............. 5.000    02/01/35       4,069,240
  2,500    Delaware Cnty, PA Indl Dev Auth Wtr Fac PA
           Suburban Wtr (AMT) (AMBAC Insd)................. 5.350    10/01/31       2,600,075
  1,230    Delaware Cnty, PA Regl Wtr Qual Ctl Auth Swr Rev
           (MBIA Insd)..................................... 5.250    05/01/19       1,311,032
  1,480    Delaware Cnty, PA Regl Wtr Qual Ctl Auth Swr Rev
           (MBIA Insd) (b)................................. 5.250    05/01/21       1,575,430
  1,555    Delaware Cnty, PA Regl Wtr Qual Ctl Auth Swr Rev
           (MBIA Insd) (b)................................. 5.250    05/01/22       1,655,266
  8,000    Delaware Vly, PA Regl Fin Auth.................. 5.750    07/01/17       8,840,480
  2,000    Downingtown, PA Area Sch Dist (FSA Insd)........ 5.250    04/01/15       2,121,240
  2,000    Erie Cnty, PA Convention Ctr Auth Hotel Rev
           (FGIC Insd)..................................... 5.000    01/15/36       2,054,600
  2,800    Erie, PA Sch Dist (Prerefunded @ 09/01/10)
           (AMBAC Insd).................................... 5.800    09/01/29       3,029,376
  2,735    Exeter Twp, PA Sch Dist (FGIC Insd)............. 5.000    05/15/25       2,828,701
  7,285    Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med Rfdg
           (FHA Gtd)....................................... 7.000    08/01/22       7,335,412
  1,000    Fayette Cnty, PA (Prerefunded @ 11/15/10) (AMBAC
           Insd)........................................... 5.625    11/15/28       1,078,130
  6,575    Harrisburg, PA Auth Wtr Rev Rfdg (FSA Insd)
           (b)............................................. 5.000    07/15/21       6,837,145
  1,000    Harveys Lake Genl Muni Auth PA College Rev
           College Misericordia Proj (ACA Insd)............ 6.000    05/01/19       1,047,350
  1,250    Haverford Twp, PA Sch Dist (FSA Insd)........... 5.500    03/15/18       1,390,187
  1,200    Haverford Twp, PA Sch Dist (FSA Insd)........... 5.500    03/15/19       1,339,332
  2,345    Jenkintown, PA Sch Dist Ser A (FGIC Insd)....... 5.000    05/15/28       2,403,297
  1,985    Jim Thorpe, PA Area Sch Dist (FSA Insd) (b)..... 5.000    03/15/25       2,063,527
  3,500    Lancaster, PA Higher Ed Auth Rev Franklin &
           Marshall College (c)............................ 5.000    04/15/22       3,630,690
  1,000    Lebanon Cnty, PA Hlth Fac Pleasant View Auth
           Hlth Ctr Rev Retirement Ser A................... 5.125    12/15/20         984,770
  1,510    Lehigh Cnty, PA Gen Purp Auth Cedar Crest
           College Rfdg (Radian Insd)...................... 5.000    04/01/26       1,555,209
  2,000    Lehigh Cnty, PA Gen Purp Auth Cedar Crest
           College Rfdg.................................... 6.700    04/01/26       2,000,460
  2,000    Lehigh Cnty, PA Gen Purp Auth Good Shepherd Grp
           Ser A........................................... 5.500    11/01/24       2,077,740
  1,000    Lehigh Cnty, PA Gen Purp Auth Good Shepherd Grp
           Ser A........................................... 5.625    11/01/34       1,039,440
  1,800    Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint
           Lukes Bethlehem................................. 5.250    08/15/23       1,845,342
  1,750    Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint
           Lukes Bethlehem................................. 5.375    08/15/33       1,796,567

 8                                             See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           PENNSYLVANIA (CONTINUED)
$ 1,240    Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys
           Ser A Rfdg (AMT) (MBIA Insd) (b)................ 5.000%   01/01/20   $   1,270,169
  1,360    Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys
           Ser A Rfdg (AMT) (MBIA Insd) (b)................ 5.000    01/01/22       1,391,130
    675    Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys
           Ser A Rfdg (AMT) (MBIA Insd).................... 5.000    01/01/23         689,486
  1,500    Lehigh Northampton, PA Arpt Ser A (AMT) (MBIA
           Insd)........................................... 6.000    05/15/25       1,596,690
  2,700    Lehigh Northampton, PA Arpt Ser A (AMT) (MBIA
           Insd)........................................... 6.000    05/15/30       2,874,042
  2,310    Luzerne Cnty, PA Ser A (MBIA Insd) (b).......... 5.250    11/15/17       2,458,764
  2,050    Luzerne Cnty, PA Ser A (MBIA Insd).............. 5.250    11/15/19       2,182,020
  8,290    Luzerne Cnty, PA Ser A (MBIA Insd).............. 5.250    11/15/25       8,756,395
  6,650    Lycoming Cnty, PA Auth College Rev PA College of
           Technology (AMBAC Insd)......................... 5.350    07/01/26       6,990,746
  5,000    Lycoming Cnty, PA Auth College Rev PA College of
           Technology (AMBAC Insd)......................... 5.375    07/01/30       5,261,900
  1,000    Mercer Cnty, PA (FGIC Insd)..................... 5.500    10/01/15       1,078,280
  5,000    Mercer Cnty, PA Indl Dev Auth Wtr Fac
           Philadelphia Sub Corp (AMT) (MBIA Insd)......... 6.000    07/01/30       5,339,050
  1,000    Mifflin Cnty, PA Hosp Auth (Radian Insd)........ 6.200    07/01/25       1,087,600
  2,500    Mifflin Cnty, PA Hosp Auth Rev (Radian Insd).... 6.200    07/01/30       2,714,575
  3,755    Mifflin Cnty, PA Ser A (FGIC Insd) (b).......... 5.000    09/01/31       3,845,909
  3,000    Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med
           Ctr............................................. 6.000    01/01/43       3,156,240
  1,150    Monroeville, PA Muni Auth San Swr Rev Ser B
           (MBIA Insd) (Prerefunded @ 12/01/12) (b)........ 5.250    12/01/17       1,240,954
  1,205    Monroeville, PA Muni Auth San Swr Rev Ser B
           (MBIA Insd) (Prerefunded @ 12/01/12)............ 5.250    12/01/18       1,300,303
  1,280    Monroeville, PA Muni Auth San Swr Rev Ser B
           (MBIA Insd) (Prerefunded @ 12/01/12) (b)........ 5.250    12/01/19       1,381,235
  1,350    Monroeville, PA Muni Auth San Swr Rev Ser B
           (MBIA Insd) (Prerefunded @ 12/01/12) (b)........ 5.250    12/01/20       1,456,772
  6,500    Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp
           Rev Abington Mem Hosp Ser A..................... 5.125    06/01/32       6,584,500
  4,685    Montgomery Cnty, PA Higher Ed & Hlth Auth Rev
           Arcadia Univ (Radian Insd) (b).................. 5.000    04/01/21       4,847,944
  5,000    Montgomery Cnty, PA Higher Ed & Hlth Auth Rev
           Arcadia Univ (Radian Insd)...................... 5.000    04/01/27       5,133,700
  2,000    Montgomery Cnty, PA Higher Ed & Hlth Auth Rev
           Arcadia Univ (Radian Insd)...................... 5.000    04/01/36       2,037,540
  3,900    Montgomery Cnty, PA Indl Dev Auth Rev Res Rec
           Montenay Proj Ser A (MBIA Insd)................. 5.250    11/01/14       4,211,259
  4,000    Moon Area Sch Dist PA (FSA Insd)................ 5.000    11/15/25       4,167,920
  2,345    Moon Indl Dev Auth PA Ed Fac Rev Ellis Sch Proj
           (Prerefunded @ 03/01/09)........................ 5.800    03/01/25       2,469,426

See Notes to Financial Statements                                              9

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           PENNSYLVANIA (CONTINUED)
$ 1,500    Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp
           Ser A........................................... 5.625%   07/01/32   $   1,553,595
    630    New Castle, PA San Auth Swr Rfdg (MBIA Insd).... 5.000    06/01/24         643,161
  4,300    North Hills, PA Sch Dist (FSA Insd) (b)......... 5.250    12/15/26       4,603,365
  1,225    Northampton Twp, PA (FGIC Insd) (b)............. 5.375    05/15/15       1,307,786
  2,625    Norwin, PA Sch Dist (FSA Insd) (c).............. 5.000    04/01/35       2,708,869
  1,000    Pennsylvania Econ Dev Fin Auth Res Recovery Rev
           Colver Proj Ser G Rfdg (AMT).................... 5.125    12/01/15         990,180
  1,000    Pennsylvania Econ Dev Fin Auth Solid Waste Disp
           Rev Waste Management Inc Proj Ser A (AMT)....... 5.100    10/01/27       1,001,850
  1,450    Pennsylvania Econ Dev Fin York Wtr Co Proj Ser A
           (AMT) (XLCA Insd)............................... 5.000    04/01/16       1,504,187
  4,760    Pennsylvania Hsg Fin Agy Single Family Mtg Ser
           66A (AMT)....................................... 5.650    04/01/29       4,850,678
    990    Pennsylvania Hsg Fin Agy Single Family Mtg Ser
           90A (AMT)....................................... 4.700    10/01/25         974,724
  1,500    Pennsylvania Intergvtl Coop Auth Spl Tax Rev
           Philadelphia Fdg Pgm Rfdg (FGIC Insd)........... 5.500    06/15/20       1,503,270
  1,000    Pennsylvania St Higher Ed Clarion Univ Fndtn Inc
           Ser A (XLCA Insd)............................... 5.000    07/01/28       1,024,450
  2,500    Pennsylvania St Higher Ed Fac Auth Rev Allegheny
           College......................................... 4.800    05/01/36       2,435,975
  3,000    Pennsylvania St Higher Ed Fac Auth Rev Drexel
           Univ (b)........................................ 5.500    05/01/16       3,212,490
  4,000    Pennsylvania St Higher Ed Fac Auth Rev Drexel
           Univ (b)........................................ 5.500    05/01/17       4,272,320
  5,500    Pennsylvania St Higher Ed Fac Auth Rev La Salle
           Univ............................................ 5.500    05/01/34       5,654,990
  1,300    Pennsylvania St Higher Ed Fac Auth Rev Lycoming
           College Assn Indpt (Radian Insd)................ 5.250    11/01/19       1,373,931
  1,000    Pennsylvania St Higher Ed Fac Auth Rev
           Philadelphia Univ............................... 5.000    06/01/35         965,770
  2,335    Pennsylvania St Higher Ed Fac Auth Rev Slippery
           Rock Univ Fndtn Ser A (XLCA Insd) (b)........... 5.000    07/01/22       2,426,275
  2,570    Pennsylvania St Higher Ed Fac Auth Rev Slippery
           Rock Univ Fndtn Ser A (XLCA Insd) (b)........... 5.000    07/01/24       2,662,623
  2,835    Pennsylvania St Higher Ed Fac Auth Rev Slippery
           Rock Univ Fndtn Ser A (XLCA Insd) (b)........... 5.000    07/01/26       2,928,555
  4,770    Pennsylvania St Higher Ed Fac Auth Rev Thomas
           Jefferson Univ.................................. 5.375    01/01/25       5,027,723
  6,000    Pennsylvania St Higher Ed Fac Auth Rev Univ
           Sciences Philadelphia Ser A (XLCA Insd)......... 5.000    11/01/36       6,142,020
  1,000    Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth
           Sys Ser A....................................... 6.250    01/15/17       1,091,180
  2,000    Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth
           Sys Ser A....................................... 6.250    01/15/18       2,178,780

 10                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           PENNSYLVANIA (CONTINUED)
$ 6,600    Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth
           Sys Ser A (FSA Insd)............................ 5.000%   08/01/29   $   6,735,498
  7,850    Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth
           Sys Ser A....................................... 6.000    01/15/31       8,482,789
  1,500    Pennsylvania St Higher Ed Fac Clarion Univ Fndtn
           Inc Ser A (XLCA Insd)........................... 5.250    07/01/18       1,583,760
  1,500    Pennsylvania St Higher Ed Fac Clarion Univ Fndtn
           Inc Ser A (XLCA Insd)........................... 5.000    07/01/33       1,532,085
  3,000    Pennsylvania St Higher Ed Fac Messiah College
           Ser AA3 (Radian Insd)........................... 5.500    11/01/22       3,207,090
  1,560    Pennsylvania St Higher Ed Fac Philadelphia
           College Osteopathic Med (b)..................... 5.000    12/01/16       1,626,425
  1,000    Pennsylvania St Higher Ed Geneva College Proj... 6.125    04/01/22       1,068,380
  2,165    Pennsylvania St Indl Dev Auth Econ Dev (AMBAC
           Insd)........................................... 5.500    07/01/14       2,354,849
  1,200    Pennsylvania St Tpk Commn Tpk Rev Ser A (AMBAC
           Insd)........................................... 5.250    12/01/21       1,282,008
  4,505    Pennsylvania St Tpk Commn Tpk Rev Ser T Rfdg
           (FGIC Insd)..................................... 5.500    12/01/13       4,955,275
  2,000    Pennsylvania St Univ............................ 5.000    09/01/29       2,066,980
  4,000    Pennsylvania St Univ............................ 5.000    09/01/35       4,127,800
  1,390    Pennsylvania St Univ Rfdg....................... 5.250    08/15/14       1,506,468
  1,500    Pennsylvania St Univ Rfdg....................... 5.250    03/01/17       1,595,940
  1,970    Pennsylvania St Univ Rfdg....................... 5.250    03/01/18       2,096,001
  1,550    Perkiomen Vly Sch Dist PA Ser A (FSA Insd)...... 5.250    03/01/28       1,638,071
  3,000    Philadelphia, PA (FSA Insd)..................... 5.250    09/15/25       3,145,110
  3,000    Philadelphia, PA (FSA Insd)..................... 5.000    03/15/28       3,056,370
  1,250    Philadelphia, PA Arpt Rev Ser A (AMT) (MBIA
           Insd)........................................... 5.000    06/15/23       1,285,463
 11,160    Philadelphia, PA Auth for Indl Ser B (FSA
           Insd)........................................... 5.500    10/01/17      12,013,517
  4,000    Philadelphia, PA Auth for Indl Ser B (FSA
           Insd)........................................... 5.125    10/01/26       4,182,720
  4,005    Philadelphia, PA Auth Indl Dev Amern College of
           Physicians (b).................................. 5.500    06/15/27       4,142,011
  2,250    Philadelphia, PA Auth Indl Dev Philadelphia Arpt
           Sys Proj Ser A (AMT) (FGIC Insd)................ 5.125    07/01/19       2,323,103
  2,500    Philadelphia, PA Auth Indl Dev Philadelphia Arpt
           Sys Proj Ser A (AMT) (FGIC Insd)................ 5.250    07/01/28       2,553,300
  3,500    Philadelphia, PA Gas Wks Rev 1975 Gen Ordinance
           Seventeenth Ser (FSA Insd)...................... 5.375    07/01/19       3,708,880
  1,700    Philadelphia, PA Gas Wks Rev Eighteenth Ser (AGL
           Insd)........................................... 5.250    08/01/21       1,792,412
  5,000    Philadelphia, PA Gas Wks Rev Second Ser (FSA
           Insd)........................................... 5.250    07/01/29       5,214,750
  4,080    Philadelphia, PA Gas Wks Rev Twelfth Ser B
           (Escrowed to Maturity) (MBIA Insd).............. 7.000    05/15/20       4,822,560
  1,000    Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
           Chestnut Hill College........................... 6.000    10/01/29       1,015,410

See Notes to Financial Statements                                             11

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           PENNSYLVANIA (CONTINUED)
$ 1,455    Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
           Cmnty College Ser B Rfdg (MBIA Insd) (b)........ 6.500%   05/01/09   $   1,564,911
  1,645    Philadelphia, PA Pkg Auth Rev Ser A
           (AMBAC Insd).................................... 5.250    02/15/29       1,704,236
  4,675    Philadelphia, PA Redev Auth Rev Neighborhood
           Trans Ser A (FGIC Insd)......................... 5.250    04/15/12       5,007,346
  1,905    Philadelphia, PA Redev Auth Rev Neighborhood
           Trans Ser A (FGIC Insd)......................... 5.500    04/15/16       2,056,086
    500    Pittsburgh & Allegheny Cnty, PA Pub Aud Hotel
           Room (AMBAC Insd)............................... 5.125    02/01/35         515,255
 16,000    Pittsburgh & Allegheny Cnty, PA Pub Aud Regl
           Asset Dist Sales Tax (AMBAC Insd)............... 5.000    02/01/24      16,526,720
  4,990    Pittsburgh & Allegheny Cnty, PA Pub Aud Regl
           Asset Dist Sales Tax (AMBAC Insd)............... 5.000    02/01/29       5,123,882
  2,215    Pittsburgh, PA Pub Pkg Auth Rev Ser A Rfdg (FGIC
           Insd)........................................... 5.000    12/01/25       2,290,819
  2,000    Pittsburgh, PA Pub Pkg Auth Rev Ser B (FGIC
           Insd)........................................... 5.000    12/01/23       2,073,180
 10,000    Pittsburgh, PA Ser A (AMBAC Insd)............... 5.500    09/01/17      10,693,400
  2,000    Pittsburgh, PA Ser A (Prerefunded @ 09/01/09)
           (FGIC Insd)..................................... 5.750    09/01/21       2,119,580
  3,000    Pittsburgh, PA Ser A (Prerefunded @ 09/01/09)
           (FGIC Insd)..................................... 5.750    09/01/22       3,179,370
  1,000    Pittsburgh, PA Urban Redev Auth Cent Triangle
           Tax Increment Ser A............................. 6.100    05/01/19       1,047,350
  1,755    Pittsburgh, PA Urban Redev Auth Mtg Rev Ser A
           (GNMA Collateralized)........................... 5.000    10/01/36       1,725,288
  1,495    Pittsburgh, PA Urban Redev Auth Mtg Rev Ser C
           Rfdg (AMT) (GNMA Collateralized)................ 5.700    04/01/30       1,517,769
  1,885    Pittsburgh, PA Wtr & Swr Sys Auth Rev (MBIA
           Insd) (b)....................................... 5.000    09/01/24       1,958,308
  3,505    Pittsburgh, PA Wtr & Swr Sys Rev First Lien
           (MBIA Insd) (b)................................. 5.000    09/01/23       3,644,043
  1,500    Radnor Twp, PA Sch Dist Ser B (FSA Insd)........ 5.000    02/15/28       1,555,800
  2,000    Rostraver Twp, PA (AMBAC Insd)
           (Prerefunded @ 07/01/10)........................ 5.500    07/01/24       2,140,780
  1,000    Saxonburg, PA Area Auth Swr & Wtr Rev
           (AGL Insd)...................................... 5.000    03/01/30       1,023,760
  1,500    Saxonburg, PA Area Auth Swr & Wtr Rev
           (AGL Insd)...................................... 5.000    03/01/35       1,529,700
  1,300    Schuylkill Vly, PA Sch Dist Ser A (FGIC Insd)... 5.000    04/01/21       1,358,409
  2,440    Schuylkill Vly, PA Sch Dist Ser A (FGIC Insd)
           (b)............................................. 5.000    04/01/22       2,547,653
    350    Scranton, PA Ser B (AMBAC Insd)................. 5.000    09/01/17         366,951
  1,000    Southcentral, PA Gen Auth Rev Hanover Hosp Inc
           (Radian Insd)................................... 5.000    12/01/30       1,019,810
  4,100    Southcentral, PA Gen Auth Rev Wellspan (MBIA
           Insd) (Prerefunded @ 05/15/11) (b).............. 5.375    05/15/28       4,428,861

 12                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           PENNSYLVANIA (CONTINUED)
$   900    Southcentral, PA Gen Auth Rev Wellspan (MBIA
           Insd) (b)....................................... 5.375%   05/15/28   $     957,708
  1,000    State Pub Sch Bldg Auth PA Delaware Cnty College
           Proj (Prerefunded @ 10/01/10) (MBIA Insd)....... 5.750    10/01/16       1,081,450
  1,970    State Pub Sch Bldg Auth PA Montgomery Cnty Cmnty
           College Proj (AMBAC Insd) (b)................... 5.000    05/01/23       2,038,595
    250    State Pub Sch Bldg Auth PA North Hampton Cnty
           Ser A Rfdg (AMBAC Insd)......................... 5.000    03/01/20         259,928
    685    State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist
           (FGIC Insd) (b)................................. 5.250    11/01/18         730,813
    360    State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist
           (FGIC Insd)..................................... 5.250    11/01/19         383,195
    765    State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist
           (FGIC Insd) (b)................................. 5.250    11/01/20         812,621
    360    State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist
           (FGIC Insd)..................................... 5.250    11/01/22         383,220
    895    State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist
           (FGIC Insd) (b)................................. 5.250    11/01/23         952,728
  2,360    State Pub Sch Bldg Auth PA Sch Rev Jefferson
           Cnty Dubois Tech Sch (FGIC Insd) (b)............ 5.375    02/01/23       2,538,015
  1,740    State Pub Sch Bldg Auth PA Sch Rev Lease
           Colonial Inter Unit 20 (FGIC Insd).............. 5.000    05/15/30       1,795,541
  1,270    State Pub Sch Bldg Auth PA Sch Tuscarora Sch
           Dist Proj (FSA Insd) (Prerefunded @ 04/01/13)
           (b)............................................. 5.250    04/01/21       1,368,743
  2,545    Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev
           Ser A (AMT) (AMBAC Insd) (b).................... 5.500    01/01/18       2,704,495
  2,140    Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev
           Ser A (AMT) (AMBAC Insd)........................ 5.375    01/01/21       2,249,696
  5,205    Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev
           Ser A (AMT) (AMBAC Insd)........................ 5.375    01/01/23       5,462,595
  5,500    Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev
           Ser D........................................... 5.375    01/01/18       5,550,160
  1,950    Swarthmore Boro Auth PA College................. 5.250    09/15/18       2,074,020
  2,850    Trinity Area Sch Dist PA (FGIC Insd)............ 5.250    11/01/20       3,027,413
  1,000    Union Cnty, PA Higher Ed Fac Auth Bucknell Univ
           Ser A........................................... 5.250    04/01/19       1,064,290
  1,000    Union Cnty, PA Higher Edl Bucknell Univ Ser A... 5.250    04/01/21       1,062,990
    500    Union Cnty, PA Higher Edl Bucknell Univ Ser A... 5.250    04/01/22         531,495
  2,300    Union Cnty, PA Hosp Auth Hosp Rev Evangelical
           Cmnty Hosp (Radian Insd)........................ 5.250    08/01/24       2,387,975
  1,285    Unity Twp, PA Muni Auth Swr Rev (FSA Insd)...... 5.000    12/01/24       1,336,349
  5,850    Washington Cnty, PA Ser A (AMBAC Insd).......... 5.125    09/01/27       6,058,904
  6,000    West Shore, PA Area Hosp Auth Holy Spirit Hosp
           Proj............................................ 6.250    01/01/32       6,310,140

See Notes to Financial Statements                                             13

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           PENNSYLVANIA (CONTINUED)
$ 6,865    Westmoreland Cnty, PA Mun Auth Svc Rev Drivers
           Ser 1228 (FSA Insd) (Inverse Fltg) (Acquired
           1/1/2005, Cost $7,920,219) (d).................. 6.368%   08/15/13   $   7,739,395
  1,485    York Cnty, PA (MBIA Insd)....................... 5.000    06/01/23       1,548,736
  1,000    York Cnty, PA (MBIA Insd)....................... 5.000    06/01/26       1,038,960
  1,200    York Cnty, PA (MBIA Insd)....................... 5.000    06/01/29       1,242,960
  2,200    York Cnty, PA (MBIA Insd)....................... 5.000    06/01/33       2,271,852
  1,240    York Cnty, PA Sch Technology Auth Lease Rev
           (FGIC Insd)..................................... 5.375    02/15/18       1,327,184
    500    York Cnty, PA Sch Technology Auth Lease Rev
           (FGIC Insd)..................................... 5.500    02/15/22         538,025
  1,000    York Cnty, PA Sch Technology Auth Lease Rev
           (FGIC Insd)..................................... 5.500    02/15/23       1,076,050
                                                                                -------------
                                                                                  578,741,963
                                                                                -------------
           GUAM  0.4%
  1,585    Guam Intl Arpt Auth Gen Ser B (MBIA Insd)....... 5.250    10/01/21       1,686,218
                                                                                -------------

           PUERTO RICO  4.6%
  2,500    Childrens Tr Fd Puerto Rico Tob Settlement Rev
           Asset Bkd....................................... 5.500    05/15/39       2,558,575
  5,000    Childrens Tr Fd Puerto Rico Tob Settlement Rev
           Asset Bkd....................................... 5.625    05/15/43       5,136,300
  4,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser
           Y Rfdg (FSA Insd)............................... 6.250    07/01/21       4,825,080
  5,000    Puerto Rico Comwlth Infrastructure Fin Auth Spl
           Ser B........................................... 5.000    07/01/41       5,003,300
                                                                                -------------
                                                                                   17,523,255
                                                                                -------------
           U.S. VIRGIN ISLANDS  2.0%
  1,500    University Virgin Islands Impt Ser A............ 5.375    06/01/34       1,549,515
  1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
           Ln Nt Ser A..................................... 6.375    10/01/19       1,095,700
  1,500    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
           Ln Nt Ser A..................................... 6.500    10/01/24       1,645,320
  3,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
           Ln Nt Ser A (ACA Insd).......................... 6.125    10/01/29       3,253,320
                                                                                -------------
                                                                                    7,543,855
                                                                                -------------
TOTAL INVESTMENTS  157.5%
  (Cost $584,039,982)........................................................     605,495,291
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%)................................        (720,119)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (57.3%)..................    (220,342,252)
                                                                                -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................   $ 384,432,920
                                                                                =============

 14                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets applicable to common shares.

(a) All or a portion of this security has been physically segregated in connection with open futures contracts.

(b) The Trust owns 100% of the outstanding bond issuance.

(c) Securities purchased on a when-issued or delayed delivery basis.

(d) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.0% of net assets applicable to common shares.

ACA--American Capital Access

AGL--Assured Guarantee Ltd.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF APRIL 30, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures June 2006 (Current
  Notional Value of $104,156 per contract)..................     709         $537,959
                                                                 ===         ========

SWAP AGREEMENTS OUTSTANDING AS OF APRIL 30, 2006:

INTEREST RATE SWAPS

                                               PAY/
                                             RECEIVE                          NOTIONAL    UNREALIZED
                                             FLOATING   FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY            FLOATING RATE INDEX    RATE      RATE       DATE       (000)     DEPRECIATION
JP Morgan
  Chase Bank, N.A.....  USD-BMA Municipal
                        Swap Index           Receive    4.137%    06/28/26    $12,620      $365,391
JP Morgan
  Chase Bank, N.A.....  USD-BMA Municipal
                        Swap Index           Receive    4.375     07/11/26     10,500        10,716
                                                                                         -------------
                                                                                           $376,107
                                                                                         =============

See Notes to Financial Statements                                             15

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $584,039,982).......................  $605,495,291
Receivables:
  Interest..................................................     9,445,286
  Investments Sold..........................................     2,709,453
Swap Contracts..............................................       376,107
Other.......................................................         4,228
                                                              ------------
    Total Assets............................................   618,030,365
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     8,747,651
  Custodian Bank............................................     2,803,980
  Investment Advisory Fee...................................       273,742
  Variation Margin on Futures...............................       110,781
  Income Distributions--Common Shares.......................        70,004
  Other Affiliates..........................................        14,287
Trustees' Deferred Compensation and Retirement Plans........     1,147,400
Accrued Expenses............................................        87,348
                                                              ------------
    Total Liabilities.......................................    13,255,193
Preferred Shares (including accrued distributions)..........   220,342,252
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $384,432,920
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($384,432,920 divided by
  24,608,103 shares outstanding)............................  $      15.62
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 24,608,103 shares issued and
  outstanding)..............................................  $    246,081
Paid in Surplus.............................................   359,819,939
Net Unrealized Appreciation.................................    22,369,375
Accumulated Net Realized Gain...............................     2,049,039
Accumulated Undistributed Net Investment Income.............       (51,514)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $384,432,920
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 8,800 issued with liquidation preference of
  $25,000 per share)........................................  $220,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $604,432,920
                                                              ============

 16                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $12,611,002
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,424,700
Merger Costs................................................      320,746
Preferred Share Maintenance.................................      258,634
Trustees' Fees and Related Expenses.........................       69,448
Legal.......................................................       26,191
Custody.....................................................       21,197
Other.......................................................      134,006
                                                              -----------
    Total Expenses..........................................    2,254,922
    Less Credits Earned on Cash Balances....................        5,096
                                                              -----------
    Net Expenses............................................    2,249,826
                                                              -----------
NET INVESTMENT INCOME.......................................  $10,361,176
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 1,231,023
  Futures...................................................    1,103,799
                                                              -----------
Net Realized Gain...........................................    2,334,822
                                                              -----------
Net Unrealized Appreciation/Depreciation During the Period:
  Investments...............................................   (5,062,246)
  Futures...................................................       71,894
  Swap Contracts............................................      376,107
                                                              -----------
Net Unrealized Depreciation During the Period...............   (4,614,245)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(2,279,423)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(3,482,382)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 4,599,371
                                                              ===========

See Notes to Financial Statements                                             17

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2006     OCTOBER 31, 2005
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 10,361,176        $ 4,635,419
Net Realized Gain.......................................       2,334,822          1,057,108
Net Unrealized Depreciation During the Period...........      (4,614,245)        (3,054,235)

Distributions to Preferred Shareholders:
  Net Investment Income.................................      (3,205,387)          (959,872)
  Net Realized Gain.....................................        (276,995)           (31,280)
                                                            ------------        -----------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       4,599,371          1,647,140

Distributions to Common Shareholders:
  Net Investment Income.................................      (7,940,773)        (3,914,774)
  Net Realized Gain.....................................      (1,065,531)          (299,032)
                                                            ------------        -----------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      (4,406,933)        (2,566,666)

FROM CAPITAL TRANSACTIONS:
Proceeds from Common Shares Acquired through Merger.....     317,870,416                -0-
                                                            ------------        -----------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES.........................................     313,463,483         (2,566,666)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................      70,969,437         73,536,103
                                                            ------------        -----------
End of the Period (Including accumulated undistributed
  net investment income of $(51,514) and $324,108,
  respectively).........................................    $384,432,920        $70,969,437
                                                            ============        ===========

 18                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                             SIX MONTHS
                                               ENDED                   YEAR ENDED OCTOBER 31,
                                             APRIL 30,    ------------------------------------------------
                                                2006       2005      2004      2003     2002 (F)    2001
                                             -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $ 15.85     $ 16.43   $ 16.20   $ 16.12   $ 16.04    $ 14.89
                                              -------     -------   -------   -------   -------    -------
 Net Investment Income......................      .49(a)     1.03      1.06      1.10      1.14       1.21
 Net Realized and Unrealized Gain/Loss......     (.13)       (.45)      .39       .12       .08       1.07
 Common Share Equivalent of Distributions
 Paid to Preferred Shareholders:
   Net Investment Income....................     (.15)       (.21)     (.11)     (.10)     (.15)      (.33)
   Net Realized Gain........................     (.01)       (.01)     (.01)      -0-       -0-        -0-
                                              -------     -------   -------   -------   -------    -------
 Total from Investment Operations...........      .20         .36      1.33      1.12      1.07       1.95
 Distributions Paid to Common Shareholders:
   Net Investment Income....................     (.38)       (.87)    (1.00)    (1.04)     (.99)      (.80)
   Net Realized Gain........................     (.05)       (.07)     (.10)      -0-       -0-        -0-
                                              -------     -------   -------   -------   -------    -------
NET ASSET VALUE, END OF THE PERIOD..........  $ 15.62     $ 15.85   $ 16.43   $ 16.20   $ 16.12    $ 16.04
                                              =======     =======   =======   =======   =======    =======

Common Share Market Price at End of the
 Period.....................................  $ 13.69     $ 14.26   $ 15.58   $ 16.05   $ 15.85    $ 15.11
Total Return (b)............................   -1.07%*     -2.70%     4.15%     8.07%    11.76%     30.60%
Net Assets Applicable to Common Shares at
 End of the Period (In millions)............  $ 384.4     $  71.0   $  73.5   $  72.5   $  72.1    $  71.7
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares (c)............    1.37%       1.41%     1.51%     1.53%     1.60%      1.83%
Ratio of Net Investment Income to Average
 Net Assets Applicable to Common Shares
 (c)........................................    6.29%       6.37%     6.50%     6.76%     7.22%      7.78%
Portfolio Turnover..........................      15%*        27%       18%       23%       16%        20%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets
 Including Preferred Shares (c).............     .87%        .87%      .93%      .95%      .98%      1.11%
Ratio of Net Investment Income to Average
 Net Assets Applicable to Common Shares
 (d)........................................    4.34%       5.05%     5.85%     6.13%     6.26%      5.64%

SENIOR SECURITIES:
Total Preferred Shares Outstanding..........    8,800       1,800     1,800     1,800     1,800      1,800
Asset Coverage Per Preferred Share (e)......  $68,724     $64,436   $65,858   $65,259   $65,061    $64,811
Involuntary Liquidating Preference Per
 Preferred Share............................  $25,000     $25,000   $25,000   $25,000   $25,000    $25,000
Average Market Value Per Preferred Share....  $25,000     $25,000   $25,000   $25,000   $25,000    $25,000

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f) As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .08%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements                                             19

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Pennsylvania Value Municipal Income Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal and Pennsylvania income taxes and, where possible under local law, local income and personal property taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in Pennsylvania municipal securities rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on April 30, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. As of April 30, 2006, the Trust had $8,747,651 of when-issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

    At April 30, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $583,535,483
                                                              ============
Gross tax unrealized appreciation...........................  $ 24,000,676
Gross tax unrealized depreciation...........................    (2,040,868)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 21,959,808
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, and gains on futures transactions. All short-term capital gains and a portion of futures gains are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2005 was as follows:

Distributions paid from:
  Ordinary income...........................................  $        0
  Tax-exempt income.........................................   4,869,836
  Long term capital gain....................................     330,312
                                                              ----------
                                                              $5,200,148
                                                              ==========

    As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $  294,915
Undistributed tax-exempt income.............................     416,060
Undistributed long-term capital gain........................   1,102,088

F. EXPENSE REDUCTIONS During the six months ended April 30, 2006, the Trust's custody and accounting fees were reduced by $4,975 and $121, respectively, as a result of credits earned on cash balance.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust.

    For the six months ended April 30, 2006, the Trust recognized expenses of approximately $9,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these securities are allocated to each Trust. For the six months ended April 30, 2006, the Trust recognized expenses of approximately $30,500, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2006, and the year ended October 31, 2005, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2006     OCTOBER 31, 2005
Beginning Shares........................................      4,476,965          4,476,965
Shares Issued Through Merger............................     20,131,138                -0-
                                                             ----------          ---------
Ending Shares...........................................     24,608,103          4,476,965
                                                             ==========          =========

    On December 2, 2005, the Trust acquired all of the assets and liabilities of the Van Kampen Advantage Pennsylvania Municipal Income Trust (ticker symbol
VAP), Pennsylvania Quality Municipal Income Trust (ticker symbol VPQ) and Trust for Investment Grade Pennsylvania Municipals (ticker symbol VTP) through a tax free reorganization approved by VAP, VPQ and VTP Trust shareholders on November 22, 2005. The trust issued 20,131,138 common shares and 7,000 Auction Preferred Shares (APS) valued at $317,870,416 and $175,000,000, respectively, in exchange for VAP's, VPQ's, and VTP's net assets. The shares of VAP Trust were converted into Trust shares at a ratio of 1.005624 to 1 and 1 to 1, for common shares and APS, respectively. The shares of VPQ Trust were converted into Trust shares at a ratio of 1.002660 to 1 and 1 to 1, for common shares and APS, respectively. The shares of VTP Trust were converted into Trust shares at a ratio of 1.002103 to 1 and 1 to 1, for common shares and APS, respectively. Net realized appreciation of VAP, VPQ and VTP Trust as of December 2, 2005 was $22,548,134. The Trust assumed VAP, VPQ, and VTP's book to tax accretion differences, which resulted in a $409,362 increase to accumulated undistributed net investment income and a corresponding decrease to net unrealized appreciation. Shares issued in connection with this reorganization are included in proceeds

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

from shares sold for the six months ended April 30, 2006. Combined net assets applicable to common shares on the day of reorganization were $388,563,174 and net assets including preferred shares were $608,563,174. The Trust incurred merger expenses of $320,746, which represent costs related to the preparation, printing, and distribution of the Proxy Statement/Prospectus, Reorganization Agreement and registration statements as well as legal, audit, and filing fees.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $79,797,423 and $68,051,298, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an arrangement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

    Transactions in futures contracts for the six months ended April 30, 2006 were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2005.............................      245
Futures Opened..............................................    3,129
Futures Closed..............................................   (2,665)
                                                               ------
Outstanding at April 30, 2006...............................      709
                                                               ======

B. INTEREST RATE SWAPS The Trust may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Trust will usually enter into swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Trust receiving or paying, as the case may be, only the net amount of the two payments. The Trust accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty, the Trust will have contractual remedies pursuant to the agreements related to the transaction.

C. INDEXED SECURITIES The Trust invests in indexed securities. These instruments are identified in the Portfolio of Investments. The price of these securities may be more volatile than the price of a comparable fixed rate security.

    An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Trust to enhance the yield of the portfolio.

6. PREFERRED SHARES

As of April 30, 2006, the Trust has outstanding 8,800 APS. Series A contains 1,800 shares, Series B contains 1,600 shares, Series C contains 2,600 shares, and Series D contains 2,800 shares. Dividends are cumulative and the dividend rates are generally reset every 7 days for Series A, while Series B, Series C, and Series D are generally reset every 28 days through an auction process. The average rate in effect on April 30, 2006 was 3.540%. During the six months ended April 30, 2006, the rates ranged from 2.680% to 5.250%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43010
Providence, Rhode Island 02940-3010

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 26

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

RESULTS OF SHAREHOLDER VOTES

With regard to the approval of the issuance of additional Common shares of the Trust, a meeting was held on November 22, 2005, and the results of the votes from the Common shareholders are as follows:

                                                                   # OF SHARES
                                                      --------------------------------------
                                                      IN FAVOR        AGAINST       WITHHELD
--------------------------------------------------------------------------------------------
Common..............................................  2,238,707       156,968        98,702

  Van Kampen Pennsylvania Value Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Pennsylvania Value Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

                                                           (continued on back)

  Van Kampen Pennsylvania Value Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  VPV SAR 6/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-01534P-Y04/06

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Pennsylvania Value Municipal Income Trust

By:  /s/ Ronald E. Robison
     --------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     --------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 20, 2006

By:  /s/ Phillip G. Goff
     --------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: June 20, 2006